Rule 497(e)
                                                          File Nos. 333-52956
                                                                and 811-07549

                            SCHWABsignatureTM ANNUITY
              ISSUED BY GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                        VARIABLE ANNUITY-1 SERIES ACCOUNT

                    Supplement dated September 1, 2003 to the
                  Prospectus for the SCHWABsignatureTM Annuity
                               dated June 13, 2003


Effective September 1, 2003, the name of the principal underwriter and distributor of the Contracts, BenefitsCorp Equities, Inc. (BCE), changed to GWFS Equities, Inc. All references in the Prospectus to BCE are changed to GWFS Equities, Inc.




This supplement should be retained with the SCHWABsignatureTM Annuity Prospectus for future reference.

                                                                  Rule 497(e)
                                                          File Nos. 333-52956
                                                                and 811-07549

                            SCHWABsignatureTM ANNUITY
              ISSUED BY GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                        VARIABLE ANNUITY-1 SERIES ACCOUNT

                    Supplement dated September 1, 2003 to the
      Statement of Additional Information for the SCHWABsignatureTM Annuity
                               dated June 13, 2003



Effective September 1, 2003, the name of the principal underwriter and distributor of the Contracts, BenefitsCorp Equities, Inc. (BCE), changed to GWFS Equities, Inc. All references in the Statement of Additional Information to BCE are changed to GWFS Equities, Inc.




      This supplement should be retained with the SCHWABsignatureTM Annuity
            Statement of Additional Information for future reference.